American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
October 31, 2025

One Choice Blend+ 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.1%
Avantis Core Fixed Income Fund G Class	2,343,077	19,963,012
High Income Fund G Class	394,065	3,459,887
Inflation-Adjusted Bond Fund G Class	324,045	3,515,887
Short Duration Fund G Class	317,847	3,133,969
Short Duration Inflation Protection Bond Fund G Class	349,349	3,769,481
		33,842,236
Domestic Equity Funds — 30.7%
Avantis U.S. Equity Fund G Class	295,212	6,249,641
Avantis U.S. Small Cap Value Fund G Class	43,048	764,965
Focused Large Cap Value Fund G Class	698,631	7,747,815
Growth Fund G Class	96,490	7,033,146
Heritage Fund G Class	19,593	630,506
Mid Cap Value Fund G Class	88,033	1,441,098
Small Cap Growth Fund G Class	30,202	798,531
		24,665,702
International Equity Funds — 14.6%
Avantis Emerging Markets Equity Fund G Class	33,242	503,618
Avantis International Equity Fund G Class	368,690	5,611,466
Focused International Growth Fund G Class	104,702	2,080,429
Global Real Estate Fund G Class	68,514	948,918
International Small-Mid Cap Fund G Class	11,769	142,522
International Value Fund G Class	216,076	2,398,443
		11,685,396
International Fixed Income Funds — 12.6%
Emerging Markets Debt Fund G Class	137,281	1,301,422
Global Bond Fund G Class	987,894	8,792,254
		10,093,676
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $73,200,310)		80,287,010
OTHER ASSETS AND LIABILITIES — 0.0%		(3,244)
TOTAL NET ASSETS — 100.0%		$80,283,766

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$19,819	$1,047	$1,226	$323	$19,963	2,343	$9	$235
High Income Fund	3,474	121	157	22	3,460	394	2	63
Inflation-Adjusted Bond Fund	3,463	83	114	84	3,516	324	1	—
Short Duration Fund	3,038	200	116	12	3,134	318	—	40
Short Duration Inflation Protection Bond Fund	3,706	141	130	52	3,769	349	—	—
Avantis U.S. Equity Fund	7,181	190	1,469	348	6,250	295	140	—
Avantis U.S. Small Cap Value Fund	694	57	30	44	765	43	3	—
Focused Large Cap Value Fund	6,941	914	265	158	7,748	699	15	46
Growth Fund	6,321	431	392	673	7,033	96	15	—
Heritage Fund	586	46	—	(2)	630	20	—	—
Mid Cap Value Fund	1,320	134	28	15	1,441	88	1	8
Small Cap Growth Fund	697	61	9	50	799	30	—	—
Avantis Emerging Markets Equity Fund	484	—	28	48	504	33	2	—
Avantis International Equity Fund	3,426	2,054	174	305	5,611	369	6	—
Focused International Growth Fund	1,869	164	37	85	2,081	105	1	—
Global Real Estate Fund	836	78	6	41	949	69	—	—
International Small-Mid Cap Fund	137	—	4	9	142	12	—	—
International Value Fund	2,131	225	95	138	2,399	216	5	—
Emerging Markets Debt Fund	1,290	45	79	45	1,301	137	1	32
Global Bond Fund	8,700	438	425	79	8,792	988	—	130
	$76,113	$6,429	$4,784	$2,529	$80,287	6,928	$201	$554
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.